Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from operating activities:
Net loss	$ 1,995,694	$ 196,709	$ (3,753,268)	$ (6,610,119)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	407			193,497
Common stock issued for services			5,561,500	7,272,000
Changes in operating assets and liabilities:
Accounts receivable	(1,959,417)	941,425	(3,019,965)	(819,862)
Other current assets				1,136
Deferred revenue		(150,000)	(150,000)	150,000
Deferred financing costs	(7,000)
Accounts payable and accrued expenses	99,500	111,933	215,934	374,921
Accounts payable - related party		(68,209)	(68,209)	(137,771)
Accrued interest	7,268		13,250
Accounts payable settled with common stock			156,000
OID	(26,910)		(60,001)
Net Cash used in operating activities	109,542	1,031,858	(1,104,759)	423,802
Cash flow from investing activities:
Fixed asset, net	(3,230)		(6,498)
Net Cash Provided by Investing Activities	(3,230)		(6,498)
Net Cash provided by financing activities:
Funds from notes	133,910
Common stock issued for cash				10,201
Notes payable			400,000
Note settlement			315,104
Net Cash Provided by financing activities	133,910		715,104	10,201
Net change in Cash and cash equivalents for the year	240,222	1,031,858	(396,153)	434,003
Cash and cash equivalents at the beginning of the year	76,356	472,509	472,509	38,506
Cash and cash equivalents at the end of the year	$ 316,578	$ 1,504,367	76,356	472,509
Non-cash investing and financing activities:
Common stock issued for note settlement			315,104
Common stock issued for payable			$ 156,000